Note 8 - Disclosure of Financial Instruments and Risk Management - Currency Risk (Details) - Currency risk [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
USD	€ 16,465	€ 26,877
USD	28,448	0
CNY	0	916
SEK	128	12
GBP	267	2
CHF	15	0
PLN	0	0
Liabilities denominated in foreign currencies	45,872	27,934
Loans 1 [member]
Statement Line Items [Line Items]
USD	549	127
Hypothetical depreciation rate [member]
Statement Line Items [Line Items]
CHF	(2)	0
PLN	(0)	0
Consolidated profit before taxes and equity denominated in foreign currency	(1,438)	2,869
Hypothetical appreciation rate [member]
Statement Line Items [Line Items]
USD	1,139	(2,432)
CNY	0	83
SEK	12	1
GBP	24	0
CHF	1	0
PLN	0	0
Consolidated profit before taxes and equity denominated in foreign currency	1,176	(2,348)
Hypothetical depreciation rate [member]
Statement Line Items [Line Items]
USD	(1,392)	2,972
CNY	0	(102)
SEK	(14)	(1)
GBP	€ (30)	€ 0